Average Annual Total Returns{- Fidelity® New York AMT Tax-Free Money Market Fund} - NF_01.31 Fidelity New York AMT Tax-Free Money Market Fund Retail Class 2- PRO -01 - Fidelity® New York AMT Tax-Free Money Market Fund - Fidelity New York AMT Tax-Free Money Market Fund-Retail Class - Return Before Taxes
	Past 1 year	Past 5 years	Past 10 years
Total	0.01%	0.67%	0.37%